Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 68
Other long-term benefits	386
Total employee benefits	454
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	50
Other long-term benefits	279
Total employee benefits	330
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	38
Other long-term benefits	244
Total employee benefits	283
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	50
Other long-term benefits	138
Total employee benefits	188
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	54
Other long-term benefits	31
Total employee benefits	85
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,622
Other long-term benefits	27
Total employee benefits	2,649
French part-time for seniors plans [member] | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	305
French part-time for seniors plans [member] | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	215
French part-time for seniors plans [member] | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	192
French part-time for seniors plans [member] | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	90
French part-time for seniors plans [member] | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	15
French part-time for seniors plans [member] | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 5